Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss And Designated At Fair Value Through Profit Or Loss - Securities
Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities

Note 5 - Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities

a) Financial assets at fair value through profit or loss - Securities

	12/31/2022			12/31/2021
	Cost	Adjustments to Fair Value (in Income)	Fair value	Cost	Adjustments to Fair Value (in Income)	Fair value
Investment funds	33,011	(520)	32,491	20,130	9	20,139
Brazilian government securities (1)	230,924	(572)	230,352	223,529	(1,774)	221,755
Government securities – abroad (1)	8,007	10	8,017	5,581	(20)	5,561
Argentina	669	4	673	901	29	930
Chile	1,648	(1)	1,647	839	(2)	837
Colombia	844	6	850	1,071	(12)	1,059
United States	612	(2)	610	2,706	(35)	2,671
Israel	852	8	860	-	-	-
Mexico	15	(2)	13	19	-	19
Paraguay	40	-	40	10	-	10
Peru	7	(1)	6	8	-	8
Switzerland	3,059	(1)	3,058	-	-	-
Uruguay	261	(1)	260	27	-	27
Corporate securities (1)	117,572	(4,893)	112,679	116,346	(1,878)	114,468
Shares	16,931	(1,394)	15,537	20,293	(936)	19,357
Rural product note	2,484	33	2,517	6,752	100	6,852
Bank deposit certificates	360	-	360	150	-	150
Real estate receivables certificates	1,580	(100)	1,480	1,075	(63)	1,012
Debentures	66,223	(3,281)	62,942	66,730	(942)	65,788
Eurobonds and other	4,499	(126)	4,373	5,293	(40)	5,253
Financial bills	19,409	(31)	19,378	10,128	(17)	10,111
Promissory and commercial notes	3,888	12	3,900	4,655	29	4,684
Other	2,198	(6)	2,192	1,270	(9)	1,261
Total	389,514	(5,975)	383,539	365,586	(3,663)	361,923
1) Financial assets at fair value through profit or loss – Securities pledged as Guarantee of Funding of Financial Institutions and Customers and Post-employment benefits (Note 26b), were: a) Brazilian government securities R$ 45,746 (R$ 50,116 at 12/31/2021), b) Government securities - abroad R$ 317 (R$ 171 at 12/31/2021) and c) Corporate securities R$ 14,199 (R$ 15,984 at 12/31/2021), totaling R$ 60,262 (R$ 66,271 at 12/31/2021).

The cost and fair value per maturity of Financial Assets at Fair Value Through Profit or Loss - Securities were as follows:
	12/31/2022		12/31/2021
	Cost	Fair value	Cost	Fair value
Current	147,563	145,722	78,151	77,057
Non-stated maturity	39,137	37,223	33,781	32,853
Up to one year	108,426	108,499	44,370	44,204
Non-current	241,951	237,817	287,435	284,866
From one to five years	170,372	169,113	212,424	211,325
From five to ten years	49,186	47,916	51,434	50,688
After ten years	22,393	20,788	23,577	22,853
Total	389,514	383,539	365,586	361,923

Financial Assets at Fair Value Through Profit or Loss - Securities include assets with a fair value of R$ 216,467 (R$ 197,648 at 12/31/2021) that belong to investment funds wholly owned by Itaú Vida e Previdência S.A. The return of those assets (positive or negative) is fully transferred to customers of our PGBL and VGBL private pension plans whose premiums (net of fees) are used by our subsidiary to purchase quotas of those investment funds.

b) Financial assets designated at fair value through profit or loss - Securities

	12/31/2022
	Cost	Adjustments to Fair Value (in Income)		Fair value
Brazilian government securities	1,505	55		1,560
Total	1,505	55		1,560

	12/31/2021
	Cost	Adjustments to Fair Value (in Income)		Fair value
Brazilian external debt bonds	3,075	(31)		3,044
Total	3,075	(31)		3,044
The cost and fair value by maturity of financial assets designated as fair value through profit or loss - Securities were as follows:
01/01/2022	12/31/2022		12/31/2021
01/01/2021	Cost	Fair Value	Cost	Fair Value
Current	1,505	1,560	1,474	1,458
Up to one year	1,505	1,560	1,474	1,458
Non-current	-	-	1,601	1,586
From one to five years	-	-	1,601	1,586
Total	1,505	1,560	3,075	3,044